PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713.626.1919 www.invesco.com

December 17, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM Counselor Series Trust (Invesco Counselor Series Trust)

CIK No. 0001112996

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Fund”) that the Prospectuses relating to the Class A, Class B, Class C, Class R, Class R5, Class R6, Class Y and Investor Class, as applicable, of Invesco American Franchise Fund, Invesco California Tax-Free Income Fund, Invesco Core Plus Bond Fund, Invesco Equally-Weighted S&P 500 Fund, Invesco Equity and Income Fund, Invesco Floating Rate Fund, Invesco Global Real Estate Income Fund, Invesco Growth and Income Fund, Invesco Low Volatility Equity Yield Fund, Invesco Pennsylvania Tax Free Income Fund, Invesco S&P 500 Index Fund, Invesco Small Cap Discovery Fund and Invesco Strategic Real Return Fund; and the Statement of Additional Information relating to the Class A, Class B, Class C, Class R, Class R5, Class R6 and Class Y, as applicable, of Invesco American Franchise Fund, Invesco California Tax-Free Income Fund, Invesco Equally-Weighted S&P 500 Fund, Invesco Equity and Income Fund, Invesco Growth and Income Fund, Invesco Pennsylvania Tax Free Income Fund, Invesco S&P 500 Index Fund and Invesco Small Cap Discovery Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 65 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 65 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on December 16, 2015.

Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (713) 214-7888.

Very truly yours,

/s/ Peter Davidson

Peter Davidson Counsel